Short-Term Bond Fund of America®
Investment portfolio
May 31, 2021
unaudited
Bonds, notes & other debt instruments 92.87% U.S. Treasury bonds & notes 52.87% U.S. Treasury 50.03%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2021	$35,776	$36,106
U.S. Treasury 1.625% 2021	8,614	8,625
U.S. Treasury 1.75% 2021	15,000	15,129
U.S. Treasury 2.625% 2021	80,000	81,117
U.S. Treasury 0.125% 2022	410,000	410,175
U.S. Treasury 0.125% 2022	310,000	310,143
U.S. Treasury 0.125% 2022	200,000	200,134
U.S. Treasury 0.125% 2022	165,895	165,960
U.S. Treasury 0.125% 2022	135,000	135,082
U.S. Treasury 0.125% 2022	80,000	80,047
U.S. Treasury 0.125% 2022	40,000	40,024
U.S. Treasury 0.125% 2022	26,000	26,014
U.S. Treasury 0.375% 2022	18,709	18,759
U.S. Treasury 1.50% 2022	235,500	239,554
U.S. Treasury 1.50% 2022	220,605	224,632
U.S. Treasury 1.625% 2022	243,665	249,381
U.S. Treasury 1.75% 2022	35,000	35,446
U.S. Treasury 1.875% 2022	19,480	19,943
U.S. Treasury 2.125% 2022	1,192	1,230
U.S. Treasury 0.125% 2023	528,000	528,096
U.S. Treasury 0.125% 2023	257,200	257,149
U.S. Treasury 0.125% 2023	176,000	175,634
U.S. Treasury 0.125% 2023	114,500	114,351
U.S. Treasury 0.125% 2023	108,000	107,983
U.S. Treasury 0.125% 2023	85,000	84,928
U.S. Treasury 0.125% 2023	75,000	74,995
U.S. Treasury 0.125% 2023	15,000	15,001
U.S. Treasury 0.25% 2023	245,452	245,795
U.S. Treasury 0.25% 2023	171,086	171,441
U.S. Treasury 0.25% 2023	3,990	3,999
U.S. Treasury 0.50% 2023	100,000	100,675
U.S. Treasury 1.375% 2023	10,000	10,215
U.S. Treasury 2.50% 2023	16,121	16,821
U.S. Treasury 2.75% 2023	98,795	103,737
U.S. Treasury 0.125% 2024	526,580	525,075
U.S. Treasury 0.25% 2024	250,000	250,028
U.S. Treasury 0.25% 2024	109,275	109,134
U.S. Treasury 0.375% 2024	6,862	6,882
U.S. Treasury 1.50% 2024	19,500	20,232
U.S. Treasury 1.75% 2024	39,000	40,815
U.S. Treasury 1.75% 2024	14,080	14,709
U.S. Treasury 2.25% 2024	50,000	52,854
U.S. Treasury 0.25% 2025	13,490	13,252
U.S. Treasury 0.25% 2025	5,000	4,931
U.S. Treasury 0.25% 2025	3,125	3,085
U.S. Treasury 0.375% 2025	35,000	34,800
Short-Term Bond Fund of America — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2025	$15,000	$14,783
U.S. Treasury 0.50% 2025	70	70
U.S. Treasury 1.375% 2025	74,640	77,116
U.S. Treasury 0.375% 2026	29,065	28,603
U.S. Treasury 0.50% 2026	1,060	1,048
U.S. Treasury 0.75% 2026	125,000	124,974
U.S. Treasury 0.75% 2026	81,570	81,493
U.S. Treasury 0.375% 2027	3,500	3,342
U.S. Treasury 0.625% 2027	3,500	3,380
U.S. Treasury 0.75% 2028	790	768
U.S. Treasury 0.625% 2030	2,000	1,851
U.S. Treasury 0.875% 2030	27,400	25,773
U.S. Treasury 1.125% 2031	2,719	2,609
U.S. Treasury 1.375% 2040	1,400	1,219
U.S. Treasury 1.875% 2041[1]	1,465	1,392
U.S. Treasury 1.875% 2051	1,010	923
		5,753,462
U.S. Treasury inflation-protected securities 2.84%
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	120,458	131,358
U.S. Treasury Inflation-Protected Security 0.125% 2030[2]	30,986	34,240
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	127,161	139,740
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	20,343	21,368
		326,706
Total U.S. Treasury bonds & notes		6,080,168
Mortgage-backed obligations 12.45% Collateralized mortgage-backed obligations (privately originated) 7.05%
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[3,4,5]	911	917
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	21,164	21,229
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	7,441	7,612
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,4]	4,393	4,443
Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 1.192% 2029[3,4,5]	6,459	6,468
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,5]	14,752	15,099
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	11,713	12,087
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	9,767	9,987
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[3,4,5]	16,054	16,132
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[3,4,5]	1,256	1,263
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[3,4,5]	941	945
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,5]	9,567	9,587
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[3,4,5]	16,604	16,756
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[3,4,5]	9,058	9,157
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,5]	5,144	5,147
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	8,225	8,581
Citigroup Mortgage Loan Trust, Inc., Series 2021-J1, Class A1A, 2.50% 2051[3,4,5]	9,478	9,719
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	9,269	9,407
COLT Funding LLC, Series 2020-2, Class A1, 1.853% 2065[3,4]	5,516	5,563
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,4]	4,111	4,253
Credit Suisse Mortgage Trust, Series 2018-J1, Class A2, 3.50% 2048[3,4,5]	741	763
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	1,255	1,317
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,4,5]	11,706	11,944
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	781	787
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[3,4,5]	4,629	4,637
Short-Term Bond Fund of America — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,4]	$20,235	$22,000
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	4,179	4,203
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[3,4,5]	1,501	1,534
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,5]	3,503	3,532
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	2,568	2,615
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[3,4,5]	5	5
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,5]	58	59
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	280	285
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[3,4,5]	255	257
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[3,4,5]	241	246
JPMorgan Mortgage Trust, Series 2020-8, Class A3, 3.00% 2051[3,4,5]	2,833	2,899
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	16,841	17,009
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	23,326	23,617
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	31,059	31,462
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,4,5]	3,290	3,301
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[3,4,5]	32,448	32,512
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.042% 2052[3,4,5]	8,290	8,312
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[3,4,5]	16,998	17,069
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[3,4,5]	23,730	23,821
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.806% 2055[3,4,5]	9,750	9,771
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.86% 2055[3,4,5]	24,201	24,232
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[3,4,5]	961	984
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	555	581
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,5]	6,182	6,245
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 2057[3,4,5]	30	30
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.487% 2058[3,4,5]	718	751
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	4,400	4,577
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	1,725	1,829
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.095% 2023[3,4,5]	37,199	37,838
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.445% 2023[3,4,5]	2,500	2,503
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[3,4,5]	18,800	18,818
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.81% 2022[3,4,5]	61,000	61,048
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[3,4,5]	6,793	6,813
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[3,4,5]	759	758
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.673% 2029[3,4,5]	5,153	5,216
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,4,5]	1,874	1,880
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,5]	479	511
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,5]	940	1,004
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,4]	414	440
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	4,405	4,627
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	847	904
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	1,016	1,076
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,5]	687	750
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	2,191	2,296
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	1,850	1,922
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,4]	15,641	15,739
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[3,4,5]	27,717	27,847
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 2045[3,4,5]	2,825	2,928
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[3,4]	5,750	5,777
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[3,4]	7,374	7,477
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,4]	20,917	21,309
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,4]	3,365	3,447
Short-Term Bond Fund of America — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[3,4,5]	$13,852	$13,886
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.706% 2030[3,4,5]	8,715	8,747
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[3,4,5]	1,610	1,614
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[3,4,5]	5,319	5,333
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[3,4,5]	440	438
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	4,998	5,007
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.00% 2047[3,4,5]	3	3
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,4,5]	1,491	1,519
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[3,4,5]	186	186
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[3,4,5]	2,842	2,886
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.756% 2054[3,4,5]	13,000	13,021
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[3,4,5]	19,825	19,845
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,4]	5,104	5,031
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	493	499
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[3,4,5]	116	117
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	170	172
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	265	267
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	307	313
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	262	266
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[3,4,5]	4,192	4,195
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	655	669
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	293	298
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.092% 2058[3,4,5]	3,631	3,665
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	614	643
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	5,752	6,092
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	3,891	4,127
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[3,4,5]	293	293
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,4]	14,655	14,917
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[3,4]	1,040	1,046
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[3,4]	19,713	19,742
Tricorn American Homes, Series 2020-SFR2, Class A, 1.482% 2039[3,4]	3,382	3,331
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[3,4,5,6]	1,883	1,903
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[3,4,5]	38	38
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[3,4,5]	25	25
		810,600
Federal agency mortgage-backed obligations 3.60%
Fannie Mae Pool #AD2028 4.50% 2025[3]	555	586
Fannie Mae Pool #555538 2.357% 2033[3,5]	379	382
Fannie Mae Pool #888521 2.331% 2034[3,5]	574	613
Fannie Mae Pool #889579 6.00% 2038[3]	1,550	1,841
Fannie Mae Pool #889983 6.00% 2038[3]	643	755
Fannie Mae Pool #AL0095 6.00% 2038[3]	49	58
Fannie Mae Pool #AC6266 2.284% 2039[3,5]	216	230
Fannie Mae Pool #AC1676 2.413% 2039[3,5]	94	98
Fannie Mae Pool #AC2106 2.566% 2039[3,5]	199	211
Fannie Mae Pool #AE7629 2.259% 2040[3,5]	39	40
Fannie Mae Pool #AL0073 2.159% 2041[3,5]	223	236
Fannie Mae Pool #AE0789 2.166% 2041[3,5]	354	374
Fannie Mae Pool #AE0844 2.189% 2041[3,5]	373	396
Fannie Mae Pool #AL9531 2.244% 2041[3,5]	3,592	3,808
Fannie Mae Pool #AI8806 5.00% 2041[3]	1,179	1,332
Fannie Mae Pool #AL9530 2.213% 2042[3,5]	2,703	2,862
Short-Term Bond Fund of America — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL9533 2.221% 2042[3,5]	$1,940	$2,052
Fannie Mae Pool #AL9532 2.238% 2042[3,5]	4,149	4,386
Fannie Mae Pool #AP7819 2.242% 2042[3,5]	311	328
Fannie Mae Pool #AL1941 2.257% 2042[3,5]	449	475
Fannie Mae Pool #AL2000 2.341% 2042[3,5]	411	434
Fannie Mae Pool #AL2184 2.459% 2042[3,5]	729	770
Fannie Mae Pool #AB9584 3.50% 2043[3]	5	6
Fannie Mae Pool #BK7655 3.895% 2048[3,5]	2,041	2,135
Fannie Mae Pool #BK6971 4.00% 2048[3]	198	212
Fannie Mae Pool #BK2010 4.00% 2048[3]	44	47
Fannie Mae Pool #BK5305 4.00% 2048[3]	38	42
Fannie Mae Pool #CA2493 4.50% 2048[3]	132	143
Fannie Mae Pool #BK9464 3.614% 2049[3,5]	1,581	1,648
Fannie Mae Pool #BN5611 4.035% 2049[3,5]	4,963	5,190
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[3,5]	639	642
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[3]	1,437	1,461
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,5]	3,198	3,227
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	756	763
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	4,849	4,940
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	560	564
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.414% 2023[3,5]	3,674	3,775
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[3,5]	3,457	3,604
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[3,5]	4,460	4,698
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.621% 2024[3,5]	3,839	4,065
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[3]	1,025	1,045
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[3]	1,088	1,107
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	678	703
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	3,811	3,935
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	5,654	5,851
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	2,387	2,474
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[3]	2,633	2,723
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	2,589	2,697
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[3,5]	1,390	1,422
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[3]	3,757	3,948
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[3]	3,533	3,682
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,5]	10	11
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[3,4]	3,682	3,900
Freddie Mac Pool #G14740 5.50% 2024[3]	85	86
Freddie Mac Pool #781228 2.375% 2034[3,5]	395	399
Freddie Mac Pool #782818 2.375% 2034[3,5]	331	354
Freddie Mac Pool #A23893 5.50% 2034[3]	261	297
Freddie Mac Pool #1H2524 2.467% 2035[3,5]	683	729
Freddie Mac Pool #848751 2.462% 2036[3,5]	170	181
Freddie Mac Pool #1L1292 2.505% 2036[3,5]	819	834
Freddie Mac Pool #848365 2.557% 2036[3,5]	485	518
Freddie Mac Pool #1L1476 2.555% 2036[3,5]	259	262
Freddie Mac Pool #G02162 5.50% 2036[3]	150	173
Freddie Mac Pool #1B4386 2.849% 2039[3,5]	38	38
Freddie Mac Pool #1B8916 2.37% 2041[3,5]	377	379
Freddie Mac Pool #760014 3.005% 2045[3,5]	795	832
Freddie Mac Pool #SI2002 4.00% 2048[3]	286	307
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[3]	58	59
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	500	524
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	7,090	7,582
Short-Term Bond Fund of America — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]	$1,600	$1,704
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	2,000	2,147
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	1,000	1,075
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	750	816
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	2,075	2,275
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	32
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	400	433
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	5,052
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	11,167	11,822
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,5]	11,082	11,778
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,5]	7,287	7,729
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,5]	20	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	9,803	10,505
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	16	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	6,514	7,277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	12,370	13,311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	1,772	1,903
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	82	88
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	1,932	2,045
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	16,878	17,641
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	974	1,027
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	3,060	3,225
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	4,500	4,890
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	100	109
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	3,382	3,680
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]	1,011	1,100
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	94	102
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	119	137
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	7	8
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	2	3
Government National Mortgage Assn. Pool #765151 4.785% 2061[3]	13	14
Government National Mortgage Assn. Pool #725876 4.822% 2061[3]	1	1
Government National Mortgage Assn. Pool #725879 4.85% 2061[3]	2	2
Government National Mortgage Assn. Pool #710085 5.018% 2061[3]	4	4
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]	3	3
Government National Mortgage Assn. Pool #AC1008 4.496% 2063[3]	2	2
Government National Mortgage Assn. Pool #AG8060 4.52% 2063[3]	28	29
Government National Mortgage Assn. Pool #AC0975 4.525% 2063[3]	3	4
Government National Mortgage Assn. Pool #AG8041 4.676% 2063[3]	38	39
Government National Mortgage Assn. Pool #776094 4.951% 2063[3]	9	9
Government National Mortgage Assn. Pool #AG8149 0.746% 2064[3,5]	250	254
Government National Mortgage Assn. Pool #767680 4.423% 2064[3]	55	59
Government National Mortgage Assn. Pool #AG8081 4.419% 2064[3]	25	27
Government National Mortgage Assn. Pool #AG8069 4.418% 2064[3]	25	26
Government National Mortgage Assn. Pool #AC1026 4.496% 2064[3]	3	4
Government National Mortgage Assn. Pool #AG8070 4.518% 2064[3]	28	29
Government National Mortgage Assn. Pool #AG8082 4.518% 2064[3]	27	29
Government National Mortgage Assn. Pool #AG8076 4.819% 2064[3]	7	8
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	50	52
Government National Mortgage Assn. Pool #AO0461 4.593% 2065[3]	76	83
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.77% 2062[3,5]	1,117	1,114
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.922% 2062[3,5]	17,390	17,372
Short-Term Bond Fund of America — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.67% 2064[3,5]	$6,572	$6,543
Uniform Mortgage-Backed Security 2.00% 2036[3,7]	142,045	146,567
Uniform Mortgage-Backed Security 3.50% 2051[3,7]	4,173	4,405
Uniform Mortgage-Backed Security 4.00% 2051[3,7]	359	383
Uniform Mortgage-Backed Security 4.50% 2051[3,7]	16,605	17,919
		413,426
Commercial mortgage-backed securities 1.80%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[3]	500	549
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[3,4]	500	536
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[3,4]	1,000	1,093
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,5]	1,063	1,110
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 2046[3,5]	1,550	1,670
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,5]	1,255	1,344
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	500	542
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 2047[3]	1,000	1,078
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	5,399	5,840
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 2045[3]	1,957	1,990
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,4]	3,250	3,353
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,4]	500	518
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.07% 2046[3,4,5]	920	928
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.923% 2046[3,4,5]	2,750	2,961
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	1,800	1,950
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	760	810
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	1,308	1,424
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[3]	225	238
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.505% 2047[3,5]	90	94
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,5]	1,250	1,357
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	4,325
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,5]	500	553
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.427% 2044[3,4,5]	23,123	23,115
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	1,949	1,979
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,4]	2,400	2,533
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.021% 2025[3,4,5]	1,882	1,886
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.297% 2044[3,4,5]	1,000	999
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.38% 2044[3,4,5]	5,501	5,497
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[3]	1,630	1,638
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.948% 2045[3,4]	913	927
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	1,173	1,225
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,4]	4,000	4,134
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	2,544	2,727
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]	890	960
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]	1,460	1,556
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.251% 2038[3,4,5]	4,500	4,514
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	948	1,027
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,699
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[3]	1,000	1,092
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 2045[3]	7,308	7,458
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]	940	1,012
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.422% 2046[3,4,5]	1,000	1,004
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	605	605
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,4]	7,193	7,352
Short-Term Bond Fund of America — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[3,4,5]	$13,421	$13,452
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	3,000	3,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,5]	1,511	1,576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[3]	10,000	10,751
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.746% 2046[3,5]	3,750	3,992
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]	784	815
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	244	258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,5]	6,985	7,478
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,5]	900	973
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]	11,390	11,796
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]	1,250	1,347
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]	887	934
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]	1,500	1,627
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[3,4,5]	2,225	2,267
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[3,4,5]	1,000	1,014
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[3]	62	63
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	5,457
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]	1,124	1,175
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	2,000	2,167
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[3,4,5]	3,937	3,936
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.709% 2044[3,4,5]	1,000	1,005
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 2045[3]	934	957
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]	313	319
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,301
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,5]	3,250	3,349
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	7,000	7,206
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,5]	820	851
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	581	634
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]	1,580	1,717
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	1,685	1,740
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,5]	1,250	1,304
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	1,500	1,594
		207,386
Total mortgage-backed obligations		1,431,412
Asset-backed obligations 11.13%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,4]	23,247	23,693
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[3,4]	7,225	7,527
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[3,4]	1,080	1,152
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,4]	12,965	13,984
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,4]	12,750	13,866
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,4]	1,250	1,315
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[3,4]	2,280	2,400
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,4]	10,786	11,170
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,4]	13,197	13,228
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[3,4]	13,537	13,671
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[3,4,5]	13,665	13,665
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[3,4,5]	7,947	7,947
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[3,4]	19,299	19,306
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,4]	1,441	1,442
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2A, 1.10% 2023[3]	701	702
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	4,444	4,467
Short-Term Bond Fund of America — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[3,4,5]	$14,768	$14,768
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[3,4,5]	20,775	20,775
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,4]	2,668	2,713
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[3,4]	7,682	7,706
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[3]	3,227	3,241
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	10,952	11,168
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	2,485	2,588
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[3]	3,991	3,999
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[3,4,5]	25,492	25,492
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	20,576	21,002
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,4]	15,968	16,138
CLI Funding V LLC, Series 2019-1A, Class A, 3.71% 2044[3,4]	800	809
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,4]	4,318	4,369
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,4]	9,018	9,134
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	2,749	2,770
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,4]	1,185	1,187
CPS Auto Receivables Trust, Series 2020-A, Class A, 2.09% 2023[3,4]	180	180
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,4]	66	67
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[3,4]	4,304	4,305
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,4]	3,378	3,409
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,4]	1,138	1,150
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,4]	586	606
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,4]	13,682	13,876
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,4]	23,529	23,984
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,4]	13,100	13,142
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[3]	15,716	15,729
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[3]	136	136
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[3]	5,688	5,705
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[3]	3,999	4,018
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	1,938	1,960
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	4,085	4,206
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[3]	3,500	3,571
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[3,4]	1,705	1,711
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,4]	2,216	2,222
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,4]	2,915	2,925
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 2024[3,4]	15,000	15,107
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 2024[3,4]	885	890
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,4]	17,335	17,345
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[3,4]	10,457	10,470
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,4]	1,322	1,323
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,4]	575	584
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,4]	2,959	3,013
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,4]	1,617	1,691
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[3,4,5]	23,225	23,225
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[3,4,5]	19,011	19,011
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,4]	1,205	1,215
Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.30% 2023[3]	6,747	6,748
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,4]	2,801	2,806
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[3,4]	73	74
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[3,4]	3,677	3,686
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,4]	2,900	2,946
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 2023[3,4]	2,550	2,565
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,4]	9,887	10,008
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,4]	2,345	2,431
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[3,4]	2,108	2,120
Short-Term Bond Fund of America — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,4]	$6,165	$6,176
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,4]	23,967	23,974
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.03% 2022[3]	423	424
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	23,375	23,395
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,4]	9,391	10,146
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,4]	6,999	7,321
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[3,4]	3,804	3,815
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,4]	18,152	18,578
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[3,4]	26,886	26,957
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,4]	27,149	27,481
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,4]	24,746	25,130
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[3]	1,383	1,386
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[3]	1,074	1,076
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	4,544	4,575
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[3]	3,162	3,175
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,455
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]	3,130	3,234
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	2,146	2,157
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,4]	909	913
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A, 3.65% 2022[3,4]	414	416
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[3,4]	1,104	1,107
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[3,4]	5,280	5,298
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[3,4]	6,595	6,621
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[3,4]	586	589
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,4]	5,536	5,555
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,4]	2,509	2,520
Invitation Homes Trust, Series 2017-SFR2, Class A, (1-month USD-LIBOR + 0.85%) 0.951% 2036[3,4,5]	2,679	2,688
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 0.801% 2037[3,4,5]	854	856
Invitation Homes Trust, Series 2018-SFR3, Class A, (1-month USD-LIBOR + 1.00%) 1.101% 2037[3,4,5]	2,720	2,727
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[3,4,5]	17,044	17,044
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[3,4,5]	31,785	31,785
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[3,4,5]	33,370	33,370
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[3,4]	7,800	7,834
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,4]	7,523	7,536
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[3,4]	9,503	9,535
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,4]	16,893	16,951
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,4]	20,291	20,405
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[3,4,5]	10,145	10,145
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,4]	8,539	8,644
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,4]	4,575	4,599
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[3,4]	9,200	9,232
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,4]	8,636	8,696
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,4,5]	16,290	16,443
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[3,4,5]	7,423	7,428
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[3,4,5]	11,774	11,784
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[3,4,5]	39,059	39,091
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[3,4,5]	9,339	9,339
Palmer Square, Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.182% 2029[3,4,5]	21,211	21,211
Palmer Square, Ltd., Series 2015-1A, Class A2R3, (3-month USD-LIBOR + 1.40%) 1.549% 2029[3,4,5]	18,504	18,504
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,4]	471	484
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[3,4,5]	22,775	22,775
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,4]	14,187	14,290
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.651% 2023[3,5]	1,025	1,026
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[3]	1,971	1,974
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[3]	4,114	4,125
Short-Term Bond Fund of America — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[3]	$3,333	$3,354
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	5,826	5,918
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.601% 2053[3,4,5]	3,214	3,220
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,4]	3,410	3,385
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,4]	1,532	1,552
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[3,4,5]	16,090	16,090
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[3,4,5]	27,160	27,175
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[3,4,5]	16,955	16,955
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,4]	4,432	4,489
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,4]	3,340	3,391
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,4]	7,015	6,936
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,4]	10,231	10,387
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	3,330	3,483
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,4]	10,000	10,609
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,4]	16,853	17,068
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	4,050	4,116
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[3]	8,666	8,748
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[3]	1,323	1,327
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[3,4]	322	322
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[3,4]	14,406	14,451
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[3,4]	5,210	5,238
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,4]	4,345	4,388
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,4]	2,110	2,155
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.06% 2023[3]	1,233	1,236
		1,280,542
Corporate bonds, notes & loans 10.24% Financials 4.83%
ACE INA Holdings, Inc. 2.875% 2022	1,275	1,318
ACE INA Holdings, Inc. 3.35% 2026	1,275	1,403
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	13,000	13,083
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	11,225	11,204
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[8]	10,000	10,146
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 0.883% 2022[4,5]	5,000	5,027
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[8]	4,075	4,034
Groupe BPCE SA 1.00% 2026[4]	11,000	10,893
Guardian Life Global Funding 0.875% 2025[4]	8,000	7,937
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	20,000	22,365
Intercontinental Exchange, Inc. 0.70% 2023	11,150	11,226
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[8]	12,300	12,276
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	9,568	9,645
Lloyds Banking Group PLC 0.695% 2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[8]	12,000	12,043
Met Tower Global Funding 0.70% 2024[4]	25,000	25,115
Metropolitan Life Global Funding I 3.375% 2022[4]	5,200	5,302
Metropolitan Life Global Funding I 0.40% 2024[4]	13,575	13,567
Metropolitan Life Global Funding I 3.60% 2024[4]	7,007	7,561
Metropolitan Life Global Funding I 0.95% 2025[4]	905	906
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[8]	31,840	31,915
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	10,000	9,885
National Securities Clearing Corp. 0.40% 2023[4]	40,000	40,097
Natwest Markets PLC 0.80% 2024[4]	20,000	20,032
New York Life Global Funding 1.70% 2021[4]	5,000	5,022
New York Life Global Funding 2.25% 2022[4]	2,760	2,826
New York Life Global Funding 0.95% 2025[4]	17,680	17,721
Short-Term Bond Fund of America — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 0.85% 2026[4]	$10,000	$9,873
Northwestern Mutual Global Funding 0.60% 2024[4]	10,000	10,037
Northwestern Mutual Global Funding 0.80% 2026[4]	16,215	16,076
Rabobank Nederland 2.75% 2022	4,100	4,166
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 0.906% 2022[5]	10,295	10,343
Royal Bank of Canada 0.425% 2024	18,632	18,657
Royal Bank of Canada 1.20% 2026	10,000	10,005
Skandinaviska Enskilda Banken AB 2.20% 2022[4]	30,000	30,909
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	16,100
Swedbank AB 2.80% 2022[4]	6,800	6,940
Swedbank AB 0.85% 2024[4]	20,000	20,180
Toronto-Dominion Bank 0.25% 2023	18,180	18,183
Toronto-Dominion Bank 0.45% 2023	8,080	8,108
Toronto-Dominion Bank 0.75% 2023	14,417	14,553
Toronto-Dominion Bank 1.15% 2025	7,208	7,282
UBS AG 1.75% 2022[4]	21,000	21,268
UBS AG 0.375% 2023[4]	20,000	19,992
		555,221
Consumer discretionary 1.38%
Amazon.com, Inc. 0.25% 2023	9,210	9,222
Amazon.com, Inc. 0.45% 2024	9,210	9,229
Amazon.com, Inc. 0.80% 2025	8,635	8,697
Amazon.com, Inc. 1.00% 2026	12,000	12,000
American Honda Finance Corp. 0.65% 2023	13,250	13,355
American Honda Finance Corp. 0.875% 2023	1,000	1,012
American Honda Finance Corp. 0.55% 2024	12,250	12,254
American Honda Finance Corp. 1.20% 2025	764	774
Bayerische Motoren Werke AG 2.95% 2022[4]	3,000	3,072
Bayerische Motoren Werke AG 3.45% 2023[4]	13,235	13,961
Bayerische Motoren Werke AG 0.80% 2024[4]	13,735	13,859
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,507
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,812
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,194
Toyota Motor Credit Corp. 0.45% 2024	35,730	35,802
Toyota Motor Credit Corp. 0.80% 2026	10,695	10,669
		158,419
Consumer staples 0.92%
7-Eleven, Inc. (3-month USD-LIBOR + 0.45%) 0.612% 2022[4,5]	25,000	25,022
7-Eleven, Inc. 0.625% 2023[4]	10,695	10,708
Nestlé Holdings, Inc. 3.10% 2021[4]	30,000	30,207
Nestlé Holdings, Inc. 0.625% 2026[4]	8,000	7,881
Philip Morris International, Inc. 2.50% 2022	1,250	1,289
Philip Morris International, Inc. 2.875% 2024	4,000	4,266
Procter & Gamble Company 1.70% 2021	8,820	8,879
Procter & Gamble Company 0.55% 2025	15,091	14,968
Procter & Gamble Company 1.00% 2026	2,389	2,409
		105,629
Information technology 0.78%
Apple, Inc. 0.75% 2023	19,033	19,236
Apple, Inc. 0.55% 2025	10,349	10,262
Apple, Inc. 1.125% 2025	4,352	4,418
Short-Term Bond Fund of America — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Apple, Inc. 0.70% 2026	$14,135	$14,010
Intuit, Inc. 0.95% 2025	3,955	3,975
Microsoft Corp. 2.875% 2024	20,974	22,322
Oracle Corp. 2.50% 2022	2,500	2,546
Oracle Corp. 1.65% 2026	13,000	13,177
		89,946
Health care 0.69%
AstraZeneca Finance LLC 0.70% 2024	15,000	15,011
AstraZeneca Finance LLC 1.20% 2026	9,088	9,108
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 0.821% 2023[5]	11,772	11,892
AstraZeneca PLC 0.70% 2026	1,112	1,090
Bristol-Myers Squibb Company 2.90% 2024	9,005	9,657
Cigna Corp. 1.25% 2026	11,830	11,864
Novartis Capital Corp. 1.75% 2025	10,420	10,825
Novartis Capital Corp. 2.00% 2027	3,656	3,808
UnitedHealth Group, Inc. 1.15% 2026	6,081	6,097
		79,352
Industrials 0.43%
General Dynamics Corp. 1.15% 2026	10,000	10,065
Honeywell International, Inc. 0.483% 2022	9,200	9,207
Siemens AG 0.40% 2023[4]	15,000	15,044
Siemens AG 0.65% 2024[4]	15,000	15,059
		49,375
Energy 0.35%
Chevron USA, Inc. 0.426% 2023	1,100	1,107
Chevron USA, Inc. 0.687% 2025	390	389
Exxon Mobil Corp. 1.571% 2023	20,000	20,490
Exxon Mobil Corp. 2.019% 2024	5,125	5,368
Saudi Arabian Oil Co. 1.25% 2023[4]	640	648
Saudi Arabian Oil Co. 1.625% 2025[4]	2,690	2,737
Shell International Finance BV 0.375% 2023	10,000	10,026
		40,765
Communication services 0.34%
Alphabet, Inc. 0.45% 2025	445	442
Alphabet, Inc. 0.80% 2027	3,315	3,227
Comcast Corp. 3.10% 2025	10,292	11,167
SBA Tower Trust 1.631% 2026[4]	7,443	7,499
Tencent Holdings, Ltd. 1.81% 2026[4]	12,000	12,235
Tencent Holdings, Ltd. 1.81% 2026	4,000	4,078
		38,648
Utilities 0.30%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,666
Entergy Corp. 0.62% 2023	16,770	16,796
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.454% 2021[5]	5,575	5,577
		35,039
Short-Term Bond Fund of America — Page 13 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.16%	Principal amount (000)	Value (000)
Public Storage 2.37% 2022	$2,770	$2,840
Public Storage (USD-SOFR + 0.47%) 0.48% 2024[5]	13,770	13,783
Public Storage 0.875% 2026	1,420	1,414
		18,037
Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 2025	6,815	6,987
Total corporate bonds, notes & loans		1,177,418
Bonds & notes of governments & government agencies outside the U.S. 4.19%
Asian Development Bank 1.00% 2026	22,157	22,320
Canada 0.75% 2026	24,760	24,668
Denmark (Kingdom of) 0.125% 2022[4]	10,480	10,476
Denmark (Kingdom of) 0.125% 2022	7,850	7,847
European Bank for Reconstruction & Development 0.50% 2025	13,500	13,430
European Investment Bank 1.375% 2021	13,333	13,382
European Investment Bank 1.625% 2021	12,000	12,007
European Investment Bank 2.00% 2022	9,000	9,256
European Investment Bank 2.25% 2022	11,265	11,455
European Investment Bank 2.25% 2022	6,000	6,153
European Investment Bank 0.25% 2023	3,000	3,002
European Investment Bank 2.25% 2024	8,479	8,971
European Investment Bank 0.375% 2025	8,000	7,861
European Investment Bank 0.625% 2025	3,000	2,989
European Investment Bank 1.625% 2025	6,533	6,793
European Investment Bank 0.625% 2027	689	665
European Investment Bank 1.25% 2031	6,018	5,787
European Stability Mechanism 2.125% 2022[4]	28,324	29,110
European Stability Mechanism 0.375% 2025[4]	7,594	7,478
Inter-American Development Bank 1.75% 2022	15,000	15,309
Inter-American Development Bank 2.125% 2022	10,000	10,123
Inter-American Development Bank 0.625% 2025	13,000	12,967
International Bank for Reconstruction and Development 1.375% 2021	10,000	10,037
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,094
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,052
International Bank for Reconstruction and Development 0.625% 2025	3,000	3,002
International Bank for Reconstruction and Development 0.75% 2025	12,933	13,015
International Bank for Reconstruction and Development 1.625% 2025	6,653	6,910
International Development Association 2.75% 2023[4]	15,000	15,712
International Development Association 0.375% 2025[4]	11,250	11,058
KfW 1.50% 2021	9,000	9,005
KfW 0.25% 2023	58,008	58,083
KfW 1.375% 2024	15,165	15,635
KfW 0.375% 2025	8,054	7,969
KfW 0.625% 2026	8,396	8,342
Kommunalbanken 0.50% 2024[4]	9,624	9,646
Kommunalbanken 0.375% 2025[4]	4,932	4,854
Kommuninvest i Sverige Aktiebolag 0.25% 2023[4]	18,327	18,329
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,015
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,232
Quebec (Province of) 0.60% 2025	7,415	7,383
		482,422
Short-Term Bond Fund of America — Page 14 of 19

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 1.80%	Principal amount (000)	Value (000)
Fannie Mae 2.00% 2022	$14,444	$14,612
Fannie Mae 0.25% 2023	39,495	39,549
Fannie Mae 0.25% 2023	22,381	22,418
Fannie Mae 0.25% 2023	2,990	2,995
Fannie Mae 0.375% 2025	19,044	18,859
Fannie Mae 0.625% 2025	12,100	12,148
Fannie Mae 0.875% 2030	14,375	13,493
Freddie Mac 0.25% 2023	25,011	25,032
Freddie Mac 0.25% 2023	14,244	14,268
Freddie Mac 0.25% 2023	4,630	4,637
Freddie Mac 0.375% 2023	24,899	25,004
Freddie Mac 0.375% 2025	4,941	4,898
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,879
		206,792
Municipals 0.19% California 0.07%
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	410
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,576
		7,986
Florida 0.12%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	13,725	13,895
Ohio 0.00%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	5	5
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	30	30
		35
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	90	91
Total municipals		22,007
Total bonds, notes & other debt instruments (cost: $10,593,871,000)		10,680,761
Short-term securities 9.18% Money market investments 9.18%	Shares
Capital Group Central Cash Fund 0.05%[9,10]	10,551,758	1,055,281
Total short-term securities (cost: $1,055,162,000)		1,055,281
Total investment securities 102.05% (cost: $11,649,033,000)		11,736,042
Other assets less liabilities (2.05)%		(235,790)
Net assets 100.00%		$11,500,252
Short-Term Bond Fund of America — Page 15 of 19

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 5/31/2021[12] (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
90 Day Euro Dollar Futures	Long	5,628	December 2022	$1,407,000	$1,401,583	$1,326
2 Year U.S. Treasury Note Futures	Long	4,659	October 2021	931,800	1,028,401	179
5 Year U.S. Treasury Note Futures	Short	1,428	October 2021	(142,800)	(176,860)	(105)
10 Year U.S. Treasury Note Futures	Short	624	September 2021	(62,400)	(82,329)	72
10 Year Ultra U.S. Treasury Note Futures	Short	4,728	September 2021	(472,800)	(685,338)	(123)
20 Year U.S. Treasury Bond Futures	Short	511	September 2021	(51,100)	(79,987)	229
30 Year Ultra U.S. Treasury Bond Futures	Short	360	September 2021	(36,000)	(66,690)	(31)
						$1,547
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
0.10865%	U.S. EFFR	3/29/2022	$30,000	$7	$—[13]	$7
U.S. EFFR	0.34565%	3/27/2024	30,000	50	—[13]	50
U.S. EFFR	0.062%	8/3/2025	155,013	3,091	—[13]	3,091
0.278%	U.S. EFFR	10/1/2027	3,500	(147)	—[13]	(147)
					$—[13]	$3,001
Investments in affiliates10

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2021 (000)	Dividend income (000)
Short-term securities 9.18%
Money market investments 9.18%
Capital Group Central Cash Fund 0.05%[9]	$1,002,390	$4,339,496	$4,286,605	$12	$(12)	$1,055,281	$841
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,565,000, which represented .17% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,624,139,000, which represented 22.82% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Purchased on a TBA basis.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 5/31/2021.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
Short-Term Bond Fund of America — Page 16 of 19

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,669,567,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $896,477,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 17 of 19

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,080,168	$—	$6,080,168
Mortgage-backed obligations	—	1,431,412	—	1,431,412
Asset-backed obligations	—	1,280,542	—	1,280,542
Corporate bonds, notes & loans	—	1,177,418	—	1,177,418
Bonds & notes of governments & government agencies outside the U.S.	—	482,422	—	482,422
Federal agency bonds & notes	—	206,792	—	206,792
Municipals	—	22,007	—	22,007
Short-term securities	1,055,281	—	—	1,055,281
Total	$1,055,281	$10,680,761	$—	$11,736,042
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,806	$—	$—	$1,806
Unrealized appreciation on interest rate swaps	—	3,148	—	3,148
Liabilities:
Unrealized depreciation on futures contracts	(259)	—	—	(259)
Unrealized depreciation on interest rate swaps	—	(147)	—	(147)
Total	$1,547	$3,001	$—	$4,548
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America — Page 18 of 19

unaudited
Key to abbreviations and symbol
Agcy. = Agency
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-048-0721O-S85374	Short-Term Bond Fund of America — Page 19 of 19